Fair Value Measurements - Fair Value of Redeemable Preferred Stock (Details) - Series A-1 Preferred Stock - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of decrease to the Preferred Redemption Value			$ (3,071)
Amount of increase to the Preferred Redemption Value	$ 46,990	$ 266,772